As filed with the Securities and Exchange Commission on or about March 25, 2024

Registration Statement File No. 333-255824
Registration Statement File No. 811-08619

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 5

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 235

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Depositor’s Principal Executive Offices)

(413) 788-8411
(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum
Head Counsel of Insurance & Finance Services Section
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 24, 2024 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 4 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 234 was filed under the Investment Company Act of 1940 on January 26, 2024 (collectively, the “Amendments”), and pursuant to Rule 485(a)(1) would have become effective on March 26, 2024. Post-Effective Amendment No. 5 and Amendment No. 235 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 25, 2024 as the new date upon which the Amendments shall become effective.

PARTS A, B, AND C

The Prospectus dated November 28, 2023, as supplemented, is incorporated into Part A of this Post-Effective Amendment No. 5 by reference to Registrant’s filing under Rule 485(b) as filed on November 28, 2023, January 2, 2024, and January 3, 2024 and Rule 485(a) as filed on January 26, 2024.

The Statement of Additional Information dated November 28, 2023 is incorporated into Part B of this Post-Effective Amendment No. 5 by reference to Registrant’s filing under Rule 485(b) as filed on November 28, 2023 and Rule 485(a) as filed on January 26, 2024.

The Other Information section is incorporated into Part C of this Post-Effective Amendment No. 5 by reference to Registrant’s filing under Rule 485(a) as filed on January 26, 2024.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 25th day of March 2024.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL* Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director and Chief Executive Officer (principal executive officer)	March 25, 2024
ELIZABETH A. WARD * Elizabeth A. Ward	Chief Financial Officer (principal financial officer)	March 25, 2024
SEAN NEWTH * Sean Newth	Corporate Controller (principal accounting officer)	March 25, 2024
MARK T. BERTOLINI * Mark T. Bertolini	Director	March 25, 2024
KATHLEEN A. CORBET * Kathleen A. Corbet	Director	March 25, 2024
JAMES H. DEGRAFFENREIDT, JR. * James H. DeGraffenreidt, Jr.	Director	March 25, 2024

Signature	Title	Date
ISABELLA D. GOREN * Isabella D. Goren	Director	March 25, 2024
BERNARD A. HARRIS, JR. * Bernard A. Harris, Jr.	Director	March 25, 2024
MICHELLE K. LEE * Michelle K. Lee	Director	March 25, 2024
JEFFREY M. LEIDEN * Jeffrey M. Leiden	Director	March 25, 2024
LAURA J. SEN * Laura J. Sen	Director	March 25, 2024
WILLIAM T. SPITZ * William T. Spitz	Director	March 25, 2024
H. TODD STITZER * H. Todd Stitzer	Director	March 25, 2024
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney